Other Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized software, amortization expense	$ 14.4	$ 4.5	$ 3.7
Cloud computing arrangement, amortization expense	$ 2.2	$ 1.3	$ 1.3